SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

The Company evaluated all events and transactions through December 26, 2025, the date of issuance of these unaudited condensed consolidated financial statements, and concluded there were no other material subsequent events that require disclosure in these unaudited condensed consolidated financial statements. Other than the events disclosed below:

Acquisition of Pesticide Pest Control Pte. Ltd (“Pest Fighter”)

On July 1, 2025, the Company entered into a sale and purchase agreements (“SPA”) with three third-parties individuals (the “Sellers”) to acquire 100% equity interest of Pesticide Pest Control Pte. Ltd. The company will be rebranded as Pest Fighter Pte. Ltd., marking the beginning of its next growth phase under YY Group’s integrated IFM services.

The acquisition of Pest Fighter enhances YY Group’s capability to offer a comprehensive range of IFM services, encompassing pest control, cleaning, landscaping, maintenance, and security. Together, these verticals create safer, cleaner, and more efficiently managed environments for clients across various industries. Pest control is a natural extension of YY Group’s cleaning division, addressing both surface-level cleanliness and deeper health and safety risks through integrated prevention and treatment strategies. All services are seamlessly managed through 24iFM, YY Group’s proprietary digital platform introduced to support its expanding IFM portfolio. 24iFM integrates real-time task management, IoT-enabled monitoring, and data-driven optimization across operations, transforming IFM delivery from manual processes to intelligent, technology-enabled performance.

Pursuant to the Share Purchase Agreement, the consideration for the Sale Shares (the “Consideration”) shall be SGD 150,000 (equal to $117,573) in total. As of the date of the issuance of these unaudited condensed consolidated financial statements, the Company had paid the cash consideration of SGD 150,000 (equal to $117,573) in full.

The financial effects on this transaction have not been recognized as of June 30, 2025. The operating results and assets and liabilities of the acquired company will be consolidated from July 1, 2025.

The following tables summarizes the consideration transferred to acquired Pest Fighter at the date of acquisition:

$
Cash	117,573
Total consideration at fair value	117,573

Certain disclosures such as the fair value of the identifiable net assets and the expected goodwill in the Pest Fighter recognized at the date of acquisition and the measurement basis for that amount, among others, cannot be made given the proximity of the acquisition to the date of issuance of these unaudited condensed consolidated financial statements. Consequently, the analysis required by IFRS 3 is still in progress.

Fund-raising transaction

On September 10, 2025, the Company entered into a Securities Purchase Agreement with a group of institutional investors for the issuance of up to 9,523,812 Class A Ordinary Shares together with Warrants to purchase up to 14,285,718 Class A Ordinary Shares. The combined purchase price was US$0.42 per Share together with 1.5 Warrants, with each Warrant exercisable at US$0.50 per Share for a term of 3.5 years. The Warrants are not listed or traded on any exchange. The offering was conducted through FT Global Capital, Inc. as placement agent, with a placement fee of 7.5% of the gross proceeds. The transaction generated gross proceeds of US$4,000,001 and net proceeds of approximately US$3,695,239, after deducting placement agent commissions but before deducting other offering expenses. The offering was close on September 11, 2025.

2025 Share Incentive Plan

Subsequent to the reporting date, on November 28, 2025, the Company filed a Registration Statement on Form S-8 with the U.S. Securities and Exchange Commission to register up to 6,500,000 Class A ordinary shares for issuance under the YY Group Holding Limited 2025 Share Incentive Plan (the “2025 Plan”). The 2025 Plan provides for the grant of share-based awards, including share options, restricted shares and other equity-based incentives, to eligible directors, employees and consultants of the Group.